BUSINESS ACQUISITION	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Winvest Group Ltd [Member]
Statement [Line Items]
BUSINESS ACQUISITION

NOTE 3 – BUSINESS ACQUISITION

On May 16, 2022, the Company entered into a share exchange agreement with The Catalyst Group Entertainment, LLC (“TCG”) and IQI Media, Inc (“IQI”) -see Note 1 to the financial statements.

Immediately after completion of such share exchange, the Company had a total of 17,411,217 issued and outstanding shares, with authorized share capital for common share of 4,500,000,000.

Consequently, the Company has ceased to fall under the definition of shell company as define in Rule 12b-2 under the Exchange Act of 1934, as amended (the “Exchange Act”) and TCG and IQI are now wholly owned subsidiaries.

For the acquisition of TCG and IQI, the following table summarizes the acquisition date fair value of consideration paid, identifiable assets acquired and liabilities assumed:

Consideration paid

Common stock, 900,000 shares of the Company restricted common stock valued at $2.20 per share	$1,980,000
Net liabilities assumed	55,288
Fair value of total consideration paid	$2,035,288

Net assets acquired and liabilities assumed

Cash and cash equivalents	$29,241
Other current assets	2,637
Total assets	$31,878

Accounts payable	$26,916
Due to related party	60,250
Total liabilities	$87,166
Net liabilities assumed	$55,288

The Company did not incur any issuance costs to issue debt or equity instruments used to effect the business combination. The Company’s acquisition related costs for legal and accounting expenses were approximately $30,000. The value of $2.20 per common share paid for consideration was derived based on the trading price of the Company’s common stock on the date of the transaction. The Company believes that represented the fair market value of common stock at the time of issuance.

The Company allocated the fair value of the total consideration paid of $2,035,288 as follows: $1,010,4891,024,799 was allocated to goodwill and $1,010,489 was allocated to intangible assets, comprised primarily of customer relationships with a life of three years. The value of goodwill represented the Company’s ability to generate profitable operations going forward. Management estimated the provisional fair values of the intangible assets and goodwill on December 31, 2022 to be zero and as a result fully impaired its goodwill and intangible assets and recorded an impairment charge of $1,810,116. As of December 31, 2022 and 2021, the balance of goodwill were $-0- and $-0-, respectively.

Winvest Groups Ltd [Member]
Statement [Line Items]
BUSINESS ACQUISITION

NOTE 3. BUSINESS ACQUISITION

On May 16, 2022, the Company entered into a share exchange agreement with The Catalyst Group Entertainment, LLC (“TCG”) and IQI Media, Inc (“IQI”) - see Note 1 to the financial statements.

Immediately after completion of such share exchange, the Company had a total of 17,411,217 issued and outstanding shares, with authorized share capital for common share of 4,500,000,000.

Consequently, the Company has ceased to fall under the definition of shell company as define in Rule 12b-2 under the Exchange Act of 1934, as amended (the “Exchange Act”) and TCG and IQI are now wholly owned subsidiaries.

For the acquisition of TCG and IQI, the following table summarizes the acquisition date fair value of consideration paid, identifiable assets acquired and liabilities assumed:

Consideration paid

Common stock, 900,000 shares of the Company restricted common stock valued at $2.20 per share	$1,980,000
Net liabilities assumed	55,288
Fair value of total consideration paid	$2,035,288

Net assets acquired and liabilities assumed

Cash and cash equivalents	$29,241
Other current assets	2,637
Total assets	$31,878

Accounts payable	$26,916
Due to related party	60,250
Total liabilities	$87,166
Net liabilities assumed	$55,288

The Company did not incur any issuance costs to issue debt or equity instruments used to effect the business combination. The Company’s acquisition related costs for legal and accounting expenses were approximately $30,000. The value of $2.20 per common share paid for consideration was derived based on the trading price of the Company’s common stock on the date of the transaction. The Company believes that represented the fair market value of common stock at the time of issuance.

The Company allocated the fair value of the total consideration paid of $2,035,288 as follows: $1,024,799 was allocated to goodwill and $1,010,489 was allocated to intangible assets, comprised primarily of customer relationships with a life of three years. The value of goodwill represented the Company’s ability to generate profitable operations going forward. Management estimated the provisional fair values of the intangible assets and goodwill on December 31, 2022 to be zero and as a result fully impaired its goodwill and intangible assets and recorded an impairment charge of $1,810,116. As of March 31, 2023 and 2022, the balances of goodwill and intangibles assets were $-0- and $-0-, respectively.